Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Share capital, issued	102,272,614	97,306,144
Share capital, outstanding	102,272,614	97,306,144